Short-term bank loans and other debt	12 Months Ended
Dec. 31, 2023
Short-term bank loans and other debt
Short-term bank loans and other debt

9.         Short-term bank loans and other debt

Short-term bank loans and other debt represent amounts due to various banks and financial institutions that are due on the dates indicated below. Short-term bank loans and other debt at December 31, 2022 and 2023 consisted of the following:

	December 31,	December 31,
	2022	2023
	US$	US$
Loan from Hua Xia Bank Co., Ltd.
Due March 21, 2023 at 7.00% per annum	4,020,331	3,953,295
Due March 21, 2023 at 7.00% per annum	11,486,661	—
Due March 30, 2023 at 8.00% per annum	5,743,331	—

Loan from Everbright Bank
Due October 19, 2022 at 7.83% per annum	4,278,781	4,207,435

Loan from Henan Zhongyuan Microfinance Co., Ltd
Due July 13, 2023, at 11.00% per annum	4,235,706	4,165,078

Loan from Beijing Dingcheng Pawnshop Co., Ltd
Due September 9, 2022 at 18.00% per annum	1,579,416	1,553,080

Loan from Bank of Zhengzhou
Due March 28, 2023, at 4.75% per annum	50,254,143	49,416,183

Total short-term bank loans and other debt	81,598,369	63,295,071

As of December 31, 2023, US$63,295,071 of the Group’s short-term bank loans and other debt were denominated in RMB and were mainly secured by the Group’s real estate properties development completed with net book value of US$73,101,911 (2022: US$74,341,513), land use right of US$17,349,132 (2022: US$17,643,325), real estate properties held for lease with net book value of US$17,225,070 (2022: US$17,517,158), and property and equipment with net book value of US$8,469,069 (2022: US$8,612,681). As of December 31, 2023, no short-term bank loans and other debt was denominated in U.S. dollar. As of December 31, 2022, no short-term bank loans and other debt was denominated in U.S. dollar.

The weighted average interest rate on short-term bank loans and other debt as of December 31, 2023 was 5.80% (2022: 7.26%).